LOANs RECEIVABLE, NET - Aging of loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Total past due	¥ 29,500	¥ 73,677
Current	596,747	1,320,395
Total loans	596,747	1,394,072
1 - 89 days past due
Financing Receivable, Past Due [Line Items]
Total past due	0	52,339
90 days or more past due
Financing Receivable, Past Due [Line Items]
Total past due	¥ 29,500	¥ 21,338